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AMERICAS

US Legal Services

Maria Stewart

Paralegal

(860) 723-2234

Fax: (860) 723-2215

maria.stewart@us.ing.com

December 19, 2005	BY EDGARLINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C

Prospectus Title: AFT Choice Plus

File Nos.: 333-105479 and 811-2513

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 ("Amendment No. 6") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 6 which was declared effective on December 16, 2005. The text of Amendment No. 6 was filed electronically on December 16, 2005.

If you have any questions regarding this submission, please call the undersigned at 860-723-2234.

Sincerely,

/s/ Maria Stewart

Maria Stewart

Hartford Site	ING North America Insurance Corporation

151 Farmington Avenue, TS31

Hartford, CT 06156-8975